OTHER OPERATING INCOME (EXPENSES)	12 Months Ended
Dec. 31, 2019
OTHER OPERATING INCOME (EXPENSES)
OTHER OPERATING INCOME (EXPENSES)

26)  OTHER OPERATING INCOME (EXPENSES)

	2019	2018	2017
Recovered expenses and fines (1)	503,777	3,962,150	355,415
Provisions for labor, tax and civil contingencies (Note 19) (2)	(625,480)	(1,258,966)	(999,419)
Net gain (loss) on asset disposal/loss	408,160	114,853	108,767
Other operating income (expenses)	17,561	(367,115)	(187,249)
Total	304,018	2,450,922	(722,486)
Other operating income	929,498	4,077,003	464,182
Other operating expenses	(625,480)	(1,626,081)	(1,186,668)
Total	304,018	2,450,922	(722,486)

(1)For the year ended December 31, 2018, includes tax credits amount to R$3,386,433, from the final court proceeding in favor of the Company and its subsidiary, which recognized the right to exclude ICMS (VAT) from the basis of calculation of PIS and COFINS contributions for the periods from September 2003 to June 2017 and July 2004 to June 2013 (Note 8).

(2)For the year ended December 31, 2018, includes the write-off of judicial deposits in the amount of R$160,715.